Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2020	Feb. 29, 2020	Sep. 27, 2020	Dec. 29, 2019	Oct. 31, 2020	Oct. 31, 2017	Oct. 04, 2017
Subsequent Event [Line Items]
Forward stock split			2.46-for-1
PNC Bank, National Association | Credit Facility
Subsequent Event [Line Items]
Debt instrument maturity date				Oct. 04, 2022
PNC Bank, National Association | Equipment Loan
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity							$ 1,500,000
PNC Bank | Credit Facility
Subsequent Event [Line Items]
Debt instrument maturity date			Oct. 31, 2022
PNC Bank | Credit Facility | Fourth Amendment Loan
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity		$ 17,700,000
PNC Bank | Equipment Loan
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity						$ 1,500,000
PNC Bank | Equipment Loan | Fourth Amendment Loan
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity		3,000,000
Subsequent Event
Subsequent Event [Line Items]
Forward stock split	2.46-for-1
Subsequent Event | PNC Bank, National Association | Credit Facility | Fourth Amendment Loan
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity		17,700,000
Subsequent Event | PNC Bank, National Association | Equipment Loan | Fourth Amendment Loan
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity		$ 3,000,000
Debt instrument maturity date		Oct. 04, 2021
Subsequent Event | PNC Bank
Subsequent Event [Line Items]
Investment account					$ 70,000,000